Unearned Revenue, Current and Non-current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Unearned Revenue, Current and Non-Current [Abstract]
Hires collected in advance	$ 5,349	$ 7,196
Charter revenue resulting from varying charter rates	32,488	27,569
Total deferred revenue	37,837	34,765
Less current portion	(9,682)	(9,601)
Non-current portion	$ 28,155	$ 25,164